PROPERTY AND EQUIPMENT - Cash generating units (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
Cash generating units
Derecognized assets		$ 9,938	Rp 142,912	Rp 129,872	Rp 114,230
Gross or Cost
Cash generating units
Derecognized assets			Rp 280,444	267,251	Rp 248,099
Fixed wireless business | Gross or Cost
Cash generating units
Derecognized assets				Rp 3,193
Others
Cash generating units
Impairment loss	Rp 0